Income Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Components of Income Tax Expenses	i) The components of income tax expenses are as follows:
	Year ended March 31, 2024	Year ended March 31, 2023	Year ended March 31, 2022
	USD	USD	USD
Current	24,988	17,549	92,816
Deferred	-	-	-
Total	24,988	17,549	92,816

Schedule of Reconciles the PRC Statutory Rates to the Company’s Effective Tax Rate	The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the years ended March 31, 2024, 2023 and 2022.
	Year ended March 31, 2024	Year ended March 31, 2023	Year ended March 31, 2022
PRC Income tax statutory rate	(25.0)%	(25.0)%	(25)%
Effect of tax holiday and preferential tax rate	4.0%	4.0%	4.0
Non-deductible foreign losses	5.8%	0.7%	19.5%
Change in valuation allowance	20.3%	24.8%	0.8%
Non-deductible expenses and others	(5.4)%	(4.6)%	-%
Effective tax rate	(0.3)%	(0.1)%	(2.3)%